UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08927

                   Credit Suisse Global High Yield Fund, Inc.
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               (Exact name of registrant as specified in charter)


                    c/o Credit Suisse Asset Management, LLC
                              466 Lexington Avenue
                            New York, New York 10017
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              (Address of principal executive offices) (Zip code)

                               J. Kevin Gao, Esq.
                              466 Lexington Avenue
                            New York, New York 10017
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: 12/31
Date of reporting period: July 1, 2005 - June 30, 2006


ITEM 1. PROXY VOTING RECORD

Credit Suisse Global High Yield Fund, Inc.


============================ GLOBAL HIGH YIELD FUND ============================


MAGELLAN HEALTH SERVICES, INC.

Ticker:       MGLN           Security ID:  559079207
Meeting Date: MAY 16, 2006   Meeting Type: Annual
Record Date:  MAR 27, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Barry M. Smith             For       For        Management
1.2   Elect Director Rene Lerer, M.D.           For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Approve Non-Employee Director Omnibus     For       For        Management
      Stock Plan
4     Approve Qualified Employee Stock Purchase For       For        Management
      Plan
5     Ratify Auditors                           For       For        Management

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Credit Suisse Global High Yield Fund, Inc.

By:      /s/ Steven Plump
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         Steven Plump
         Chief Executive Officer

Date:    August 25, 2006